Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Cash and cash Equivalents [Abstract]
Time deposits	$ 95,000	$ 0
Money market funds with duration of less than three months	54,538	267
Restricted cash held as security in the form of a letter of guarantee	832	831
Retention accounts	343	346
Restricted cash	1,175	1,177
Long term restricted cash	$ 0	$ 33,429